RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	6 Months Ended
Jun. 30, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
Other than disclosed elsewhere in these interim condensed consolidated financial statements, there were no material risks, commitments, contingencies and uncertainties that occurred during the six-month period ended June 30, 2019, and there were no material changes during the same period to the risks, commitments, contingencies and uncertainties as disclosed in the Note 8 and Note 9 in the Group’s annual consolidated financial statements as of and for the year ended December 31, 2018.
As a result of the adoption of IFRS 16 all lease commitments were included into lease liabilities recognized in the interim condensed consolidated statement of financial position as of January 1, 2019. For reconciliation of the Company’s operating lease commitments as of December 31, 2018, to the lease liabilities recognized on January 1, 2019 please refer to Note 14.